Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable | Credit Concentration Risk
Schedule of Concentration and Risks

Customers with a receivable balance exceeding 10% of the total accounts receivable balance, net of allowance for doubtful accounts, as of December 31, 2015, 2016 and 2017, are listed as follows:

	December 31, 2015	December 31, 2016	December 31, 2017
	(Restated)	(Restated)
Customer A	32.5%	21.8%	25.9%